Financial Condition accounts outstanding with PR Asset Portfolio 2013-1 International, LLC (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Deposits	$ 24,000	$ 20,000
PR Asset Portfolio 2013-1 International, LLC [Member] | 100% | Loan
Related Party Transaction [Line Items]
Loans	110,643	160,283
PR Asset Portfolio 2013-1 International, LLC [Member] | 100% | Deposits Member
Related Party Transaction [Line Items]
Deposits	(12,960)	(20,808)
PR Asset Portfolio 2013-1 International, LLC [Member] | 100% | Other Assets Member
Related Party Transaction [Line Items]
Accounts Receivable Related Parties	314	436
PR Asset Portfolio 2013-1 International, LLC [Member] | 100% | Total [Member]
Related Party Transaction [Line Items]
Assets, Net	$ 97,997	$ 139,911